Pension and Postretirement Benefits: Schedule of Other information used in actuarial valuation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other information used in actuarial valuation:
Schedule of Other information used in actuarial valuation

	December 31, 2011	December 31, 2010
Market-related value of assets as of beginning of fiscal period	–	–
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	–	–
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None